BORROWINGS (Details) $ in Thousands		1 Months Ended			12 Months Ended
		Aug. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) item	Oct. 31, 2020 USD ($) Institution	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Institution	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($) Institution	Nov. 30, 2023 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 JPY (¥)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 JPY (¥)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Dec. 31, 2020 AUD ($)	Oct. 31, 2020 JPY (¥)	Dec. 31, 2019 THB (฿)	Dec. 31, 2016 JPY (¥)
BANK BORROWINGS
Short-term borrowings					$ 1,092,329	$ 912,549
Long-term borrowings, current portion					178,886	289,736
Long-term borrowings on project assets - current	[1]				321,655	198,794
Subtotal for short-term borrowings					1,592,870	1,401,079
Long-term borrowings					523,634	446,090
Total					2,116,504	1,847,169
Secured borrowings					1,348,352
Future principal repayment of long-term borrowings on project assets - current					321,655
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings					417,055
Carrying value of inventories that serve as collateral for short-term and long-term borrowings					163,910
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings					52,253
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings					67,031
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings					32,481
Carrying value of equity that serve as collateral for short-term and long-term borrowings					348,238
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings					682,136
Short-term borrowings					596,484
Long-term borrowings, current					98,949
Long-term borrowings on project assets - current					318,506
Long-term borrowings					334,413
Outstanding balance					2,116,504	1,847,169
Amount of development loan						$ 75,000
Total Amount Of Matures									$ 125,000
Azuma Kofuji Daiichi Hatsudensho G.K.
BANK BORROWINGS
Amount of loan facility					105,542													$ 230,759	¥ 24,513,530
Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount drawn					7,387
Amount of loan facility										$ 90,918	¥ 580,000
Canadian Solar Project K.K.
BANK BORROWINGS
Amount of loan facility				$ 88,200				$ 85,200				$ 89,859	¥ 10,000,000								¥ 9,100,000		¥ 9,600,000
Term of facility (in years)				2 years				3 years
Number of participating financial institutions | Institution				11				13
Suntop Finco Pty Ltd. and Gunnedah Finco Pty Ltd
BANK BORROWINGS
Amount drawn of bank credit facilities granted					154,027
Outstanding balance					154,027
Four Japanese Subsidiaries
BANK BORROWINGS
Amount of loan facility															$ 73,167		¥ 8,100,000
Credit facility
BANK BORROWINGS
Available amount of credit facilities					1,249,625
Amount drawn of bank credit facilities granted					1,595,684
Additional amount drawn of under borrowing					511,700
Maximum borrowing capacity					3,357,009
Outstanding balance					1,595,684
Credit facility | Canadian Solar Manufacturing (Thailand) Co., Ltd.
BANK BORROWINGS
Amount drawn of bank credit facilities granted					61,506
Term of facility (in years)							5 years
Maximum borrowing capacity							$ 188,000
Outstanding balance					61,506
Credit facility | CSI Solar Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc
BANK BORROWINGS
Number of credit facilities | item			2
Amount drawn					135,008
Maximum borrowing capacity			$ 177,820													¥ 1,150,000
Credit facility | Canadian Solar Manufacturing (Changshu) Inc.
BANK BORROWINGS
Amount drawn					62,333
Term of facility (in years)		1 year
Maximum borrowing capacity		$ 92,766												¥ 600,000
Working Capital Facility | Canadian Solar Manufacturing (Thailand) Co., Ltd.
BANK BORROWINGS
Amount drawn of bank credit facilities granted					103,487
Maximum borrowing capacity							$ 106,729															฿ 3,540,000
Outstanding balance					103,487
Non-binding bank credit facilities
BANK BORROWINGS
Amount drawn					375,963
Maximum borrowing capacity					962,564
Short Term Note Payable
BANK BORROWINGS
Additional amount drawn of under borrowing					250,321
Nonrecourse [Member]
BANK BORROWINGS
Amount drawn of bank credit facilities granted					514,756
Outstanding balance					$ 514,756
Nonrecourse [Member] | Suntop Finco Pty Ltd. and Gunnedah Finco Pty Ltd
BANK BORROWINGS
Term of facility (in years)						5 years
Number of participating financial institutions | Institution						3
Maximum borrowing capacity						$ 206,022														$ 289,419

[1]	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.